SCHEDULE FAIR VALUE OF EARLY BIRD CAPITAL ASSUMPTION (Details) - Fair Value, Inputs, Level 3 [Member]	Mar. 15, 2023
Platform Operator, Crypto Asset [Line Items]
Time to expiration	1 year 10 months 2 days
Risk-free rate	4.00%
Volatility rate	5.00%
Dividend yield	0.00%
Expected likelihood of a successful business combination, percentage	60.00%